Financial Instruments - Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		£ 31,109
Other financial liabilities at fair value through profit or loss	£ 6,286	2,315
Deposits by customers	178,090	183,648
Deposits by banks	17,221	12,708
Repurchase agreements - non trading	10,910	1,076
Debt securities in issue	46,692	42,633
Subordinated liabilities	3,601	3,793
Undiscounted Cash Flow [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		31,327
Derivative financial instruments	1,532	18,802
Other financial liabilities at fair value through profit or loss	6,496	2,377
Deposits by customers	178,443	184,071
Deposits by banks	17,438	12,833
Repurchase agreements - non trading	11,441	1,081
Debt securities in issue	48,649	44,076
Subordinated liabilities	6,377	6,790
Financial liabilities	270,376	301,357
Off-balance sheet commitments given	40,019	42,059
Undiscounted Cash Flow [member] | On Demand [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		1,520
Derivative financial instruments		15
Other financial liabilities at fair value through profit or loss	11	7
Deposits by customers	159,009	154,114
Deposits by banks	5,096	2,452
Repurchase agreements - non trading	2
Financial liabilities	164,118	158,108
Off-balance sheet commitments given	1,106	2,082
Undiscounted Cash Flow [member] | Not Later Than Three Months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		26,914
Derivative financial instruments	431	631
Other financial liabilities at fair value through profit or loss	2,146	545
Deposits by customers	3,422	4,764
Deposits by banks	1,100	1,465
Repurchase agreements - non trading	9,101	1
Debt securities in issue	9,157	8,395
Subordinated liabilities	255	289
Financial liabilities	25,612	43,004
Off-balance sheet commitments given	5,843	6,874
Undiscounted Cash Flow [member] | Later Than Three Months and Not Later Than One Year [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		152
Derivative financial instruments	57	1,230
Other financial liabilities at fair value through profit or loss	76	222
Deposits by customers	9,491	13,869
Deposits by banks	90	82
Repurchase agreements - non trading	972	832
Debt securities in issue	5,520	4,821
Subordinated liabilities	134	147
Financial liabilities	16,340	21,355
Off-balance sheet commitments given	670	1,844
Undiscounted Cash Flow [member] | Later Than One Year and Not Later Than Five Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		161
Derivative financial instruments	41	2,925
Other financial liabilities at fair value through profit or loss	408	789
Deposits by customers	5,216	6,720
Deposits by banks	11,100	8,626
Repurchase agreements - non trading	849	248
Debt securities in issue	23,051	22,927
Subordinated liabilities	709	783
Financial liabilities	41,374	43,179
Off-balance sheet commitments given	13,413	12,399
Undiscounted Cash Flow [member] | Later Than Five Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Trading liabilities		2,580
Derivative financial instruments	1,003	14,001
Other financial liabilities at fair value through profit or loss	3,855	814
Deposits by customers	1,305	4,604
Deposits by banks	52	208
Repurchase agreements - non trading	517
Debt securities in issue	10,921	7,933
Subordinated liabilities	5,279	5,571
Financial liabilities	22,932	35,711
Off-balance sheet commitments given	£ 18,987	£ 18,860